Assets Held for Sale - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Long-Lived Assets Held-for-Sale [Line Items]
Assets held for sale, net	$ 0	$ 511	$ 0